SUPPLEMENTAL CASH FLOW DISCLOSURE (Adjustments to reconcile net earnings to cash flows from operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Cash flow statement [Abstract]
Deferred income taxes (note 19)	$ (965)	$ (7,724)
Unrealized net (gain) loss on foreign exchange and financial derivatives	(5,958)	8,439
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	8,012	(1,708)
Other non-current assets	2,246	1,530
Other non-current liabilities	2,653	4,154
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	$ 5,988	$ 4,691